This is filed pursuant to Rule 497(e).
File Nos. 333-85164 and 811-21064.

ALLIANCEBERNSTEIN SM
     Investment Research and Management

                                                        ALLIANCEBERNSTEIN GLOBAL
                                                            RESEARCH GROWTH FUND

================================================================================

Supplement dated September 1, 2004 to the Prospectus dated February 2, 2004 of the AllianceBernstein Global Research Growth Fund (the "Prospectus"). This Supplement should be read in conjunction with the Prospectus and the Supplement dated August 6, 2004.

The following information is added under the heading "AllianceBernstein Global Research Growth Fund - Performance Table."

Average Annual Total Returns
(For the periods ended December 31, 2003)

                                                                Since
                                                     1 Year   Inception*
                                                     ------   ----------
Class R**         Return Before Taxes                28.60%    20.61%

MSCI World Index  (reflects no deduction for
                   fees, expenses, or taxes)         33.76%    19.41%

*    Inception Date is 7/22/02 for Class A shares.
** Class R shares did not exist prior to September 1, 2004 and the performance information shown above is for the Fund's Class A shares. The returns of the Class A shares and Class R shares will differ because the Class A shares have a lower expense ratio than the Class R shares. In addition, the returns will differ because the Class A shares have an initial sales charge while the Class R shares are not subject to any sales charges.

The following table replaces in its entirety the "SHAREHOLDER
FEES" table under the heading "FEES AND EXPENSES OF THE FUND."

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                        Advisor
                               Class A   Class B   Class C     Class R   Class
                               Shares    Shares    Shares      Shares    Shares
                               ------    ------    ------      ------    ------
Maximum Sales Charge (Load)
Imposed on Purchases           4.25%(a)  None      None        None      None
(as a percentage of
offering price)
Maximum Deferred Sales
Charge (Load)
(as a percentage of offering
price or redemption
proceeds, whichever is lower)  None(a)   4.00%(a)* 1.00%(a)**  None      None
Exchange Fee                   None      None      None        None      None

---------------------
(a)  Class  A  sales   charges   may  be  reduced  or   eliminated   in  certain
     circumstances, typically for large purchases and for certain group retirement plans. In some cases, however, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply to Class A shares. CDSCs for Class A, Class B and Class C shares may also be subject to waiver in certain circumstances. See "Distribution Arrangements" in the Prospectus and "Purchase of Shares" in the Statement of Additional Information or SAI.

* Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.

**   For Class C shares the CDSC is 0% after the first year.

The following table replaces in its entirety the "ANNUAL FUND OPERATING EXPENSES" table under the heading "FEES AND EXPENSES OF THE FUND."

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*

                                                                     Operating Expenses
                                                                     ------------------

                                                                                                     Advisor
                                              Class A     Class B       Class C      Class R          Class
                                              -------     -------       -------      -------          -----
Management fees                                  1.00%        1.00%        1.00%      1.00%           1.00%
Distribution and/or Service (12b-1) fees          .30%        1.00%        1.00%       .50%           None
Other expenses                                  17.89%       17.94%       17.94%     17.89%(a)       16.42%
Total Fund operating expenses (b)               19.19%       19.94%       19.94%     19.39%          17.42%
Waivers and/or expense reimbursements (c)      (17.69)%     (17.74)%     (17.74)%   (17.69)%        (16.22)%
Net expenses                                     1.50%        2.20%        2.20%      1.70%(a)        1.20%


---------------------
* The expenses and costs in this table were calculated based on asset levels of approximately $2,000,000.

(a)  Based on estimated expenses.

(b) Effective January 1, 2004, Alliance waived a portion of its advisory fee, which reduces the Fund's advisory fee to 0.75%. This fee reduction is expected to continue for a period of at least five years.

(c) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one-year terms. Certain fees waived or expenses borne by Alliance through August 31, 2003 may be reimbursed by the Fund until August 31, 2005. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed 1.50% for Class A shares, 2.20% for Class B and Class C shares, 1.70% for Class R shares and 1.20% for Advisor Class shares, or cause the total reimbursement payments to exceed the Fund's total initial organizational and offering expenses.

The following disclosure and table replaces in its entirety the disclosure and table under "EXAMPLES" under the heading "FEES AND EXPENSES OF THE FUND."

EXAMPLES*

The Examples are to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

                                                         Examples
                                                         --------
                                                                                              Advisor
                     Class A     Class B+   Class B++    Class C+   Class C++    Class R       Class
                     -------     --------   ---------    --------   ---------    -------       -----
After 1 year         $   571     $   623     $   223     $   323     $   223     $   173      $   122
After 3 years(a)     $ 3,854     $ 3,933     $ 3,733     $ 3,733     $ 3,733     $ 3,623      $ 3,303
After 5 years(a)     $ 6,271     $ 6,273     $ 6,273     $ 6,273     $ 6,273     $ 6,152      $ 5,744
After 10 years(a)    $ 9,881     $ 9,926(b)  $ 9,926(b)  $ 9,959     $ 9,959     $ 9,900      $ 9,638


------------------------
* The expenses and costs in this table were calculated based on asset levels of approximately $2,000,000.

+    Assumes redemption at the end of period.

++   Assumes no redemption at end of period.

(a) These examples assume that Alliance's agreement to waive advisory fees and/or reimburse Fund expenses is not extended beyond its current period.

(b)  Assumes Class B shares convert to Class A shares after eight years.

The following paragraph replaces the third paragraph under "PURCHASE AND SALE OF SHARES - How to Buy Shares."

Class A shares are available at NAV to all 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund ("group retirement plans"), except those plans that are eligible to purchase Class R shares.

The following information is added under "PURCHASE AND SALE OF SHARES - How to Buy Shares."

o    Class R Shares

Class R shares are available to group retirement plans that have plan assets of $1 million to $10 million and have plan level or omnibus accounts held on the books of the Fund. Class R shares are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and AllianceBernstein sponsored retirement products.

The  following   sentence  replaces  the  first  sentence  under   "DISTRIBUTION
ARRANGEMENTS - Share Classes."

The Fund offers five classes of shares in this Prospectus.

The following information is added under "DISTRIBUTION
ARRANGEMENTS."

CLASS R SHARES - CERTAIN GROUP RETIREMENT PLANS

Class R shares are available only to certain group retirement plans discussed above with plan assets of at least $1 million but not more than $10 million. Class R shares do not have any initial sales charge or CDSC and carry a .50% Rule 12b-1 fee.

The  following   information   replaces  the  information  under   "DISTRIBUTION
ARRANGEMENTS - GENERAL - Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees."

Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees. The Fund has adopted a plan under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distributions and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares is:

                           Distribution and/or Service (Rule 12b-1) Fees
                     (as a percentage of aggregate average daily net assets)
                     -------------------------------------------------------

Class A                                        .30%
Class B                                       1.00%
Class C                                       1.00%
Class R                                        .50%
Advisor Class                                  None

Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B, Class C and Class R shares are subject to higher distribution fees than Class A shares (Class B shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B, Class C and Class R shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. All or a portion of these fees may be paid to your financial representative. Advisor Class shares do not charge any distribution fees and therefore have a lower expense ratio than Class A, Class B, Class C or Class R shares and pay a correspondingly higher dividend.

The  following   sentence  replaces  the  first  sentence  under   "DISTRIBUTION
ARRANGEMENTS - GENERAL - Other."

A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary, or other financial representative with respect to the purchase, sale, or exchange of Class A, Class B, Class C, Class R or Advisor Class shares made through your financial representative.

The following paragraph replaces the paragraph under "DISTRIBUTION  ARRANGEMENTS
- SPECIAL DISTRIBUTION ARRANGEMENTS FOR GROUP RETIREMENT PLANS AND EMPLOYEE BENEFIT PLANS - Class A."

Class A  shares  are  available  at net  asset  value  to all  AllianceBernstein sponsored group retirement plans, regardless of size, and to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees. In such cases, Class A shares are subject to a 1%, 1 year CDSC on redemptions if the plan terminates the Fund as an investment option within one year. Class A shares are also available at NAV to group retirement plans with plan assets in excess of $10 million. The 1%, 1 year CDSC also applies; however, the CDSC may be waived under certain circumstances as set forth under "Purchase of Shares" in the SAI.

The following is added under "DISTRIBUTION ARRANGEMENTS - SPECIAL DISTRIBUTION ARRANGEMENTS FOR GROUP RETIREMENT PLANS AND EMPLOYEE BENEFIT PLANS."

Class R

Class R shares are available to certain group retirement plans with plan assets of at least $1 million but not more than $10 million. Class R shares carry no front-end sales charge or CDSC but are subject to a .50% Rule 12b-1 distribution fee.

The following information is added under "DISTRIBUTION ARRANGEMENTS."

Choosing a Class of Shares for Group Retirement Plans

Group retirement plans with plan assets in excess of $10 million are eligible to purchase Class A shares at NAV. In addition, under certain circumstances, the 1%, 1 year CDSC may be waived. Since Class A has a lower Rule 12b-1 distribution fee than Class R, plans eligible for Class A shares with no CDSC should purchase Class A shares. Group retirement plans with assets of between $1 million and $10 million should purchase Class R shares.

You should retain this Supplement for future reference.
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